United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	August 11, 2005

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	96

Form 13F Information Table Value Total:	$117,742,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1222    27250 SH       Sole                    27250
Alcoa Inc.                     COM              013817101      310    11850 SH       Sole                    11850
Alliance Capital Management LP COM              018548107      790    16900 SH       Sole                    16900
Amerada Hess                   COM              023551104      557     5226 SH       Sole                     5226
American Express               COM              025816109     1214    22800 SH       Sole                    22800
American International Group   COM              026874107      817    14059 SH       Sole                    14059
Annaly MTG Management REIT     COM              035710409      197    11000 SH       Sole                    11000
BHP Ltd.                       COM              088606108      409    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1845    29570 SH       Sole                    29570
Bank of New York Co.           COM              064057102      648    22500 SH       Sole                    22500
Berkshire Hathaway Inc. Cl B   COM              084670207     1035      372 SH       Sole                      372
Bristol-Myers Squibb           COM              110122108      989    39600 SH       Sole                    39600
Burlington Resources           COM              122014103      221     4000 SH       Sole                     4000
Cablevision NY Group           COM              12686c109      795    24700 SH       Sole                    24700
Cabot Corp.                    COM              127055101      437    13250 SH       Sole                    13250
Cardinal Health                COM              14149Y108      248     4305 SH       Sole                     4305
Caremark RX, Inc.              COM              141705103      533    11975 SH       Sole                    11975
Cendant Corp.                  COM              151313103     3443   153900 SH       Sole                   153900
Charles Schwab Corp.           COM              808513105     6274   556217 SH       Sole                   556217
ChevronTexaco Corp.            COM              166751107     1420    25400 SH       Sole                    25400
Chicago Mercantile Exchange Ho COM              167760107      443     1500 SH       Sole                     1500
CitiGroup Inc.                 COM              172967101     6759   146211 SH       Sole                   146211
Coca Cola Co.                  COM              191216100      392     9400 SH       Sole                     9400
Colgate-Palmolive              COM              194162103      349     7000 SH       Sole                     7000
Comcast Class A Special        COM              200300200      697    23277 SH       Sole                    23277
Comcast Corp. Cl A             COM              20030N101      376    12266 SH       Sole                    12266
Commerce Bancorp Inc. NJ       COM              200519106      788    26000 SH       Sole                    26000
ConocoPhillips                 COM              20825C104     1032    17952 SH       Sole                    17952
Copano Energy, LLC             COM              217202100      291     7900 SH       Sole                     7900
Countrywide Financial CP       COM              222372104      228     5894 SH       Sole                     5894
Crescent Real Estate Equities  COM              225756105      513    27350 SH       Sole                    27350
Criimi Mae Inc.                COM              226603504      481    22000 SH       Sole                    22000
Deere & Co.                    COM              244199105      393     6000 SH       Sole                     6000
Duke Energy Corp.              COM              264399106      464    15600 SH       Sole                    15600
Duke Realty Corp.              COM              264411505      637    20106 SH       Sole                    20106
Eastgroup Properties           COM              277276101      558    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     1659    32831 SH       Sole                    32831
Exxon Mobil Corporation        COM              30231G102     3205    55762 SH       Sole                    55762
FPL Group Inc.                 COM              302571104      421    10000 SH       Sole                    10000
First Nat'l Bank Nebraska      COM              335720108     4850     1000 SH       Sole                     1000
Fluor Corp.                    COM              343412102      576    10000 SH       Sole                    10000
Freddie Mac                    COM              313400301     1036    15875 SH       Sole                    15875
General Electric               COM              369604103     4856   140148 SH       Sole                   140148
Gillette Company               COM              375766102      203     4000 SH       Sole                     4000
HCA Inc.                       COM              404119109     1482    26150 SH       Sole                    26150
HSBC Holdings PLC              COM              404280406     1848    23200 SH       Sole                    23200
Hollinger International        COM              435569108      411    41100 SH       Sole                    41100
Honeywell Intl.                COM              438506107      659    18000 SH       Sole                    18000
Icici Bank LTD                 COM              45104G104      481    22000 SH       Sole                    22000
IndyMac Bancorp Inc.           COM              456607100      310     7600 SH       Sole                     7600
International Paper            COM              460146103      363    12000 SH       Sole                    12000
Intl. Business Machines        COM              459200101      367     4948 SH       Sole                     4948
Johnson & Johnson              COM              478160104    11930   183535 SH       Sole                   183535
Kerr-McGee Corp.               COM              492386107      738     9668 SH       Sole                     9668
Keyspan Corporation            COM              49337w100      244     6000 SH       Sole                     6000
Kinder Morgan Energy Partners  COM              494550106      527    10350 SH       Sole                    10350
Leucadia Natl Corp.            COM              527288104     1817    47024 SH       Sole                    47024
Level 3 Communications         COM              52729N100       62    30500 SH       Sole                    30500
Liberty Global Inc.            COM              530555101     1413    30317 SH       Sole                    30317
Liberty Media Corp. Series A   COM              530718105     2069   203035 SH       Sole                   203035
Magellan Midstream Ptnrs LP    COM              559080106     2042    62300 SH       Sole                    62300
Manulife Financial Corp.       COM              56501r106      287     6000 SH       Sole                     6000
Markwest Energy Ptnr LP        COM              570759100      228     4500 SH       Sole                     4500
Marriott Intl Inc. CL A        COM              571903202     1705    25000 SH       Sole                    25000
Merck & Co.                    COM              589331107     4949   160675 SH       Sole                   160675
Monsanto Co.                   COM              61166w101      566     9000 SH       Sole                     9000
Nacco Inds Inc. CL A           COM              652957910      754     7030 SH       Sole                     7030
National Australia Bank        COM              632525408      538     4600 SH       Sole                     4600
News Corp CL A                 COM              65248e104     2004   123864 SH       Sole                   123864
Northern Border Partners       COM              664785102     2049    41650 SH       Sole                    41650
Pfizer Inc.                    COM              717081103      386    14000 SH       Sole                    14000
Plum Creek Timber Co           COM              729251108      218     6000 SH       Sole                     6000
Procter & Gamble               COM              742718109      527    10000 SH       Sole                    10000
Rayonier Inc.                  COM              754907103     1832    34550 SH       Sole                    34550
Royal Dutch Petroleum          COM              780257804     1279    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100     1217    22400 SH       Sole                    22400
Sprint Corp. Fon Group         COM              852061100      223     8897 SH       Sole                     8897
St. Joe Company                COM              790148100     2369    29050 SH       Sole                    29050
St. Paul Travelers Companies I COM              792860108      324     8192 SH       Sole                     8192
Suncor Energy Inc.             COM              867229106      213     4500 SH       Sole                     4500
Texas Instruments Inc.         COM              882508104     1347    48000 SH       Sole                    48000
U.S. Bancorp                   COM              902973304     2294    78545 SH       Sole                    78545
United Dominion Realty         COM              910197102      244    10150 SH       Sole                    10150
Vodafone Group PLC ADR F       COM              92857T107      225     9250 SH       Sole                     9250
W.P. Carey & Co., LLC          COM              92930Y107     2274    77675 SH       Sole                    77675
Walt Disney Co.                COM              254687106      865    34365 SH       Sole                    34365
Waste Management               COM              94106L109      913    32200 SH       Sole                    32200
Wells Fargo & Co.              COM              949746101     2833    46000 SH       Sole                    46000
Wellsford Real Properties Inc. COM              950240101      177    10000 SH       Sole                    10000
Westpac Banking Corp (ADR)     COM              961214301      607     8000 SH       Sole                     8000
Williams Cos Inc.              COM              969457100      344    18100 SH       Sole                    18100
Wyeth                          COM              026609107      961    21600 SH       Sole                    21600
XL Capital Ltd.                COM              G98255105      790    10612 SH       Sole                    10612
Zimmer Holdings Inc.           COM              98956p102      378     4960 SH       Sole                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      249     9600 SH       Sole                     9600
The Chubb Corp Pfd. B          PRD              171232507      202     6375 SH       Sole                     6375
REPORT SUMMARY		       96 DATA RECORDS	            117742        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED